Other disclosures - Financial assets measured at other than fair value (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Financial assets	$ 1,773,414	$ 1,407,320
Loans and advances - Credit institutions
Financial assets
Financial assets	123,883	91,033
Loans and advances - Customers
Financial assets
Financial assets	698,276	728,335
Loans and advances - Customers | Gross carrying amount
Financial assets
Financial assets	723,827	750,305
Loans and advances - Customers | Impairment losses
Financial assets
Financial assets	(25,551)	(21,970)	$ (21,516)
Debt instruments.
Financial assets
Financial assets	573,046	355,333
Debt instruments. | Impairment losses
Financial assets
Financial assets	(91)	(23)
Financial assets at amortized cost category | Loans and advances - Credit institutions
Financial assets
Financial assets, fair value	64,354	36,762
Financial assets	64,371	36,895
Financial assets at amortized cost category | Loans and advances - Credit institutions | Level 2
Financial assets
Financial assets, fair value	28,702	21,616
Financial assets at amortized cost category | Loans and advances - Credit institutions | Level 3
Financial assets
Financial assets, fair value	35,652	15,146
Financial assets at amortized cost category | Loans and advances - Customers
Financial assets
Financial assets, fair value	742,318	730,226
Financial assets	687,432	699,671
Financial assets at amortized cost category | Loans and advances - Customers | Gross carrying amount
Financial assets
Financial assets	712,983	721,636
Financial assets at amortized cost category | Loans and advances - Customers | Impairment losses
Financial assets
Financial assets	(25,551)
Financial assets at amortized cost category | Loans and advances - Customers | Level 2
Financial assets
Financial assets, fair value	646	2,892
Financial assets at amortized cost category | Loans and advances - Customers | Level 3
Financial assets
Financial assets, fair value	741,672	727,334
Financial assets at amortized cost category | Debt instruments.
Financial assets
Financial assets, fair value	11,454	11,257
Financial assets	11,453	11,257
Financial assets at amortized cost category | Debt instruments. | Level 2
Financial assets
Financial assets, fair value	$ 11,454	$ 11,257